Fees and Expenses	Apr. 29, 2025 USD ($)
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
Prospectus [Line Items]
Expense Narrative [Text Block]

Fees and Expenses of the Real Estate Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Real Estate Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below. The sales charge you pay for Class A Shares of the Real Estate Fund depends upon the dollar amount invested. You may qualify for sales charge discounts if you invest at least $250,000 in the funds comprising the Spirit of America Investment Funds, Inc., which include the Real Estate Fund, the Spirit of America Large Cap Value Fund, the Spirit of America Municipal Tax Free Bond Fund, the Spirit of America Income Fund, the Spirit of America Utilities Fund and the Spirit of America Energy Fund, collectively referred to as the “Spirit of America Investment Funds.” (In addition, the Spirit of America Energy Fund, which is offered in a separate prospectus, offers sales charge discounts if you invest at least $25,000 in that fund.) More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Real Estate Fund’s prospectus and in the section titled “How to Purchase Shares” of the Real Estate Fund’s Statement of Additional Information (“SAI”).

Expense Breakpoint Discounts [Text]	The sales charge you pay for Class A Shares of the Real Estate Fund depends upon the dollar amount invested. You may qualify for sales charge discounts if you invest at least $250,000 in the funds comprising the Spirit of America Investment Funds, Inc., which include the Real Estate Fund, the Spirit of America Large Cap Value Fund, the Spirit of America Municipal Tax Free Bond Fund, the Spirit of America Income Fund, the Spirit of America Utilities Fund and the Spirit of America Energy Fund, collectively referred to as the “Spirit of America Investment Funds.” (In addition, the Spirit of America Energy Fund, which is offered in a separate prospectus, offers sales charge discounts if you invest at least $25,000 in that fund.)
Expense Breakpoint, Minimum Investment Required [Amount]	$ 250,000
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load)(1) (as a percentage of net asset value)	1.00%	1.00%	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares	Class C Shares	Institutional Shares
Management Fees	0.97%	0.97%	0.97%
Distribution (12b-1) Fees	0.30%	1.00%	0.00%
Other Expenses	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	1.60%	2.30%	1.30%

(1)	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.

Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Real Estate Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Real Estate Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Real Estate Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class A Shares	$679	$1,003	$1,350	$2,325
Class C Shares – no redemption	$233	$718	$1,230	$2,636
Class C Shares – with redemption	$333	$718	$1,230	$2,636
Institutional Shares	$132	$412	$713	$1,568

Portfolio Turnover [Text Block]

Portfolio Turnover: The Real Estate Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Real Estate Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Real Estate Fund’s performance. During the most recent fiscal year ended December 31, 2024, the Real Estate Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	8.00%
SPIRIT OF AMERICA LARGE CAP VALUE FUND
Prospectus [Line Items]
Expense Narrative [Text Block]

Fees and Expenses of the Value Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below. The sales charge you pay for Class A Shares of the Value Fund depends upon the dollar amount invested. You may qualify for sales charge discounts if you invest at least $250,000 in the funds comprising the Spirit of America Investment Funds, Inc., which include the Spirit of America Real Estate Growth and Income Fund, the Value Fund, the Spirit of America Municipal Tax Free Bond Fund, the Spirit of America Income Fund, the Spirit of America Utilities Fund and the Spirit of America Energy Fund, collectively referred to as the “Spirit of America Investment Funds.” (In addition, the Spirit of America Energy Fund, which is offered in a separate prospectus, offers sales charge discounts if you invest at least $25,000 in that fund.) More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Value Fund’s prospectus and in the section titled “How to Purchase Shares” of the Value Fund’s Statement of Additional Information (“SAI”).

Expense Breakpoint Discounts [Text]	The sales charge you pay for Class A Shares of the Value Fund depends upon the dollar amount invested. You may qualify for sales charge discounts if you invest at least $250,000 in the funds comprising the Spirit of America Investment Funds, Inc., which include the Spirit of America Real Estate Growth and Income Fund, the Value Fund, the Spirit of America Municipal Tax Free Bond Fund, the Spirit of America Income Fund, the Spirit of America Utilities Fund and the Spirit of America Energy Fund, collectively referred to as the “Spirit of America Investment Funds.” (In addition, the Spirit of America Energy Fund, which is offered in a separate prospectus, offers sales charge discounts if you invest at least $25,000 in that fund.)
Expense Breakpoint, Minimum Investment Required [Amount]	$ 250,000
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load)(1) (as a percentage of net asset value)	1.00%	1.00%	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares	Class C Shares	Institutional Shares
Management Fees	0.97%	0.97%	0.97%
Distribution (12b-1) Fees	0.30%	1.00%	0.00%
Other Expenses	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.52%	2.22%	1.22%

(1)	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.

Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Value Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Value Fund would be:

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Value Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Value Fund would be:
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class A Shares	$672	$980	$1,310	$2,242
Class C Shares – no redemption	$225	$694	$1,190	$2,554
Class C Shares – with redemption	$325	$694	$1,190	$2,554
Institutional Shares	$124	$387	$670	$1,477

Portfolio Turnover [Text Block]

Portfolio Turnover: The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Value Fund’s performance. During the most recent fiscal year ended December 31, 2024, the Value Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	7.00%
Spirit of America Municipal Tax Free Bond Fund
Prospectus [Line Items]
Expense Narrative [Text Block]

Fees and Expenses of the Municipal Tax Free Bond Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Municipal Tax Free Bond Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below. The sales charge you pay for Class A Shares of the Municipal Tax Free Bond Fund depends upon the dollar amount invested. You may qualify for sales charge discounts if you invest at least $250,000 in the funds comprising the Spirit of America Investment Funds, Inc., which include the Spirit of America Real Estate Growth and Income Fund, the Spirit of America Large Cap Value Fund, the Spirit of America Municipal Tax Free Bond Fund, the Spirit of America Income Fund, the Spirit of America Utilities Fund and the Spirit of America Energy Fund, collectively referred to as the “Spirit of America Investment Funds.” (In addition, the Spirit of America Energy Fund, which is offered in a separate prospectus, offers sales charge discounts if you invest at least $25,000 in that fund.) More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Municipal Tax Free Bond Fund’s prospectus and in the section titled “How to Purchase Shares” of the Municipal Tax Free Bond Fund’s Statement of Additional Information (“SAI”).

Expense Breakpoint Discounts [Text]	The sales charge you pay for Class A Shares of the Municipal Tax Free Bond Fund depends upon the dollar amount invested. You may qualify for sales charge discounts if you invest at least $250,000 in the funds comprising the Spirit of America Investment Funds, Inc., which include the Spirit of America Real Estate Growth and Income Fund, the Spirit of America Large Cap Value Fund, the Spirit of America Municipal Tax Free Bond Fund, the Spirit of America Income Fund, the Spirit of America Utilities Fund and the Spirit of America Energy Fund, collectively referred to as the “Spirit of America Investment Funds.” (In addition, the Spirit of America Energy Fund, which is offered in a separate prospectus, offers sales charge discounts if you invest at least $25,000 in that fund.)
Expense Breakpoint, Minimum Investment Required [Amount]	$ 250,000
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load)(1) (as a percentage of net asset value)	1.00%	1.00%	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares	Class C Shares	Institutional Shares
Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.15%	1.00%	0.00%
Other Expenses	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses	1.34%	2.19%	1.19%
Fee Waiver and/or Expense Reimbursement(2)	(0.42)%	(0.42)%	(0.42)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.92%	1.77%	0.77%

(1)	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.
(2)	Spirit of America Management Corp. (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 0.90%, 1.75% and 0.75% of the Class A Shares, Class C Shares and Institutional Shares average daily net assets, respectively, through April 30, 2026. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions, acquired fund fees and expenses, or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expenses Agreement may be terminated at any time, by the Board of Directors, on behalf of the Fund, upon sixty days written notice to the Adviser.

Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Municipal Tax Free Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Municipal Tax Free Bond Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and the expense waiver/reimbursement remains in place for only the first year. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Municipal Tax Free Bond Fund would be:

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Municipal Tax Free Bond Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and the expense waiver/reimbursement remains in place for only the first year. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Municipal Tax Free Bond Fund would be:
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class A Shares	$564	$840	$1,136	$1,976
Class C Shares – no redemption	$180	$645	$1,136	$2,491
Class C Shares – with redemption	$280	$645	$1,136	$2,491
Institutional Shares	$79	$336	$614	$1,406

Portfolio Turnover [Text Block]

Portfolio Turnover: The Municipal Tax Free Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Municipal Tax Free Bond Fund’s performance. During the most recent fiscal year ended December 31, 2024, the Municipal Tax Free Bond Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	4.00%
Spirit of America Income Fund
Prospectus [Line Items]
Expense Narrative [Text Block]

Fees and Expenses of the Income Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below. The sales charge you pay for Class A Shares of the Income Fund depends upon the dollar amount invested. You may qualify for sales charge discounts if you invest at least $250,000 in the funds comprising the Spirit of America Investment Funds, Inc., which include the Spirit of America Real Estate Growth and Income Fund, the Spirit of America Large Cap Value Fund, the Spirit of America Municipal Tax Free Bond Fund, the Spirit of America Income Fund, the Spirit of America Utilities Fund and the Spirit of America Energy Fund, collectively referred to as the “Spirit of America Investment Funds.” (In addition, the Spirit of America Energy Fund, which is offered in a separate prospectus, offers sales charge discounts if you invest at least $25,000 in that fund.) More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Income Fund’s prospectus and in the section titled “How to Purchase Shares” of the Income Fund’s Statement of Additional Information (“SAI”).

Expense Breakpoint Discounts [Text]	The sales charge you pay for Class A Shares of the Income Fund depends upon the dollar amount invested. You may qualify for sales charge discounts if you invest at least $250,000 in the funds comprising the Spirit of America Investment Funds, Inc., which include the Spirit of America Real Estate Growth and Income Fund, the Spirit of America Large Cap Value Fund, the Spirit of America Municipal Tax Free Bond Fund, the Spirit of America Income Fund, the Spirit of America Utilities Fund and the Spirit of America Energy Fund, collectively referred to as the “Spirit of America Investment Funds.” (In addition, the Spirit of America Energy Fund, which is offered in a separate prospectus, offers sales charge discounts if you invest at least $25,000 in that fund.)
Expense Breakpoint, Minimum Investment Required [Amount]	$ 250,000
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load)(1) (as a percentage of net asset value)	1.00%	1.00%	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares	Class C Shares	Institutional Shares
Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.26%	2.01%	1.01%
Fee Waiver and/or Expense Reimbursements(2)	(0.13)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.13%	1.88%	0.88%

(1)	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.

(2)	Spirit of America Management Corp. (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 1.10%, 1.85% and 0.85% of the Class A Shares, Class C Shares and Institutional Shares average daily net assets, respectively, through April 30, 2026. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions, acquired fund fees and expenses, or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expenses Agreement may be terminated at any time, by the Board of Directors, on behalf of the Fund, upon sixty days written notice to the Adviser.

Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Income Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and the expense waiver/reimbursement remains in place for only the first year. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Income Fund would be:

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Income Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and the expense waiver/reimbursement remains in place for only the first year. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Income Fund would be:
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class A Shares	$585	$843	$1,122	$1,914
Class C Shares – no redemption	$191	$618	$1,071	$2,327
Class C Shares – with redemption	$291	$618	$1,071	$2,327
Institutional Shares	$90	$309	$545	$1,224

Portfolio Turnover [Text Block]

Portfolio Turnover: The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Income Fund’s performance. During the most recent fiscal year ended December 31, 2024, the Income Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	none
Spirit of America Utilities Fund
Prospectus [Line Items]
Expense Narrative [Text Block]

Fees and Expenses of the Utilities Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Utilities Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below. The sales charge you pay for Class A Shares of the Utilities Fund depends upon the dollar amount invested. You may qualify for sales charge discounts if you invest at least $250,000 in the funds comprising the Spirit of America Investment Funds, Inc., which include the Utilities Fund, the Spirit of America Energy Fund, the Spirit of America Real Estate Income and Growth Fund, the Spirit of America Large Cap Value Fund, the Spirit of America Municipal Tax Free Bond Fund, and the Spirit of America Income Fund, collectively referred to as the “Spirit of America Investment Funds.” (In addition, the Spirit of America Energy Fund, which is offered in a separate prospectus, offers sales charge discounts if you invest at least $25,000 in that fund.) More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements – Sale of Class A Shares” of the Utilities Fund’s prospectus and in the section titled “How to Purchase Shares” of the Utilities Fund’s Statement of Additional Information (“SAI”).

Expense Breakpoint Discounts [Text]	The sales charge you pay for Class A Shares of the Utilities Fund depends upon the dollar amount invested. You may qualify for sales charge discounts if you invest at least $250,000 in the funds comprising the Spirit of America Investment Funds, Inc., which include the Utilities Fund, the Spirit of America Energy Fund, the Spirit of America Real Estate Income and Growth Fund, the Spirit of America Large Cap Value Fund, the Spirit of America Municipal Tax Free Bond Fund, and the Spirit of America Income Fund, collectively referred to as the “Spirit of America Investment Funds.” (In addition, the Spirit of America Energy Fund, which is offered in a separate prospectus, offers sales charge discounts if you invest at least $25,000 in that fund.)
Expense Breakpoint, Minimum Investment Required [Amount]	$ 250,000
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load)(1) (as a percentage of net asset value)	1.00%	1.00%	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares	Class C Shares	Institutional Shares
Management Fees	0.97%	0.97%	0.97%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.68%	0.68%	0.70%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.91%	2.66%	1.68%
Fee Waiver and/or Expense Reimbursements(3)	(0.37)%	(0.37)%	(0.39)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	1.54%	2.29%	1.29%

(1)	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.
(2)	The term “Acquired Fund Fees and Expenses” refers to other investment companies in which the Utilities Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds (“ETFs”), closed-end funds and money market funds that have their own operating expenses. The Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Utilities Fund’s financial highlights table.
(3)	Spirit of America Management Corp. (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 1.53%, 2.28% and 1.28% of the Class A Shares, Class C Shares and Institutional Shares average daily net assets, respectively, until April 30, 2026. The waiver does not include front-end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the lesser of the current expense limit in effect at the time of reimbursement or the prior expense limit in effect for the period for which the reimbursement of fees waived or expenses reimbursed is sought. The Operating Expenses Agreement may be terminated at any time, by the Board of Directors, on behalf of the Fund, upon sixty days written notice to the Adviser.

Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Utilities Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Utilities Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and the expense waiver/reimbursement remains in place for only the first year. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Utilities Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and the expense waiver/reimbursement remains in place for only the first year. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class A Shares	$723	$1,107	$1,515	$2,651
Class C Shares – no redemption	$232	$791	$1,377	$2,966
Class C Shares – with redemption	$332	$791	$1,377	$2,966
Institutional Shares	$131	$492	$876	$1,954

Portfolio Turnover [Text Block]

Portfolio Turnover: The Utilities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Utilities Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Utilities Fund’s performance. During the most recent fiscal year ended December 31, 2024, the Utilities Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	none